Share-based payment plans - General employee stock option, founders warrant plans and restricted shares awards (Details)		1 Months Ended	12 Months Ended
	Jul. 01, 2024	Jul. 30, 2024	Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
RSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		4 years	4 years
Sale period		2 years
RSA | After the first year anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		1 year
Award vesting percentage	33.00%	25.00%	25.00%
RSA | Quarterly over the remaining three years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		3 years	36 months
Award vesting percentage		75.00%	75.00%
RSA | After the two year anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		2 years
Award vesting percentage		50.00%
RSA | Vesting quarterly over the remaining two years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		2 years
Award vesting percentage		50.00%
RSA | vesting semi-annually over the remaining two years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	67.00%
RSA | Vesting After the Two-Year Anniversary of Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	66.00%
RSA | Vesting Semi-Annually Over the Remaining Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	34.00%